Derivative Financial Instruments (Quantitative Information about Derivative Instruments with Credit-risk-related Contingent Features) (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2019	Mar. 31, 2018
Credit Derivatives [Line Items]
Aggregate fair value of derivative instruments with credit-risk-related contingent features in net liability positions		¥ 511	¥ 572
Collateral provided to counterparties in the normal course of business		489	¥ 593
Amount required to be posted as collateral or settled immediately if credit-risk-related contingent features were triggered	[1]	¥ 22

[1]	There was no amount that the Group would be required to post as collateral or settle immediately on March 31, 2018.